Available-for-sale debt security (Tables)	12 Months Ended
Dec. 31, 2020
Debt Securities, Available-for-sale [Abstract]
Changes in balance of the convertible debt investment
Available-for sale debt security	USD'000
Balance as at December 31, 2018	-
Balance as at December 31, 2019	-
Available-for sale debt security acquired in the year	3,805
Change in unrealized gains related to available-for-sale debt securities recorded in other comprehensive income	5,385
Balance as at December 31, 2020	9,190